RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
    Pursuant to IAS 24, the related parties of Ferrari include Exor N.V., and together with its subsidiaries the Exor Group, as well as all entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. Related parties also include companies over which the Exor Group is capable of exercising control, joint control or significant influence, including Stellantis N.V., and together with its subsidiaries the Stellantis Group, (previously referred to as Fiat Chrysler Automobiles N.V. or FCA prior to the merger between FCA and Peugeot S.A. completed on January 16, 2021, which resulted in the creation of Stellantis), CNH Industrial N.V. and its subsidiaries (“CNH Industrial Group”) and Iveco Group N.V. and its subsidiaries (“Iveco Group”, which resulted from the recent demerger from CNH Industrial Group), as well as joint ventures and associates of Ferrari. In addition, members of the Ferrari Board of Directors and executives with strategic responsibilities and their families are also considered related parties.
     The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:
    Transactions with Stellantis Group companies
•the sale of engines to Maserati S.p.A. (“Maserati”);
•the purchase of engine components for the use in the production of Maserati engines from FCA US LLC;
•a technical cooperation between the Group and Stellantis Group with the aim to enhance the quality and competitiveness of their respective products, while reducing costs and investments;
•transactions with Stellantis Group companies, mainly relating to the services provided by Stellantis Group companies, including human resources, payroll, tax, procurement of insurance coverage and sponsorship revenues.

    Transactions with Exor Group companies (excluding Stellantis Group companies)

•the Group incurs rental costs from Iveco S.p.A., a company belonging to Iveco Group, related to the rental of trucks used by the Formula 1 racing team;
•the Group earns sponsorship revenue from Iveco S.p.A.
    Transactions with other related parties

•the purchase of components for Formula 1 racing cars from COXA S.p.A.;
•consultancy services provided by HPE S.r.l.;
•sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;
•sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.
    In accordance with IAS 24, transactions with related parties also include compensation to Directors and managers with strategic responsibilities.
    The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2021			2020			2019
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
Stellantis Group companies
Maserati	119,083	2,428	—	100,389	2,981	—	143,091	6,275	—
FCA US LLC	—	18,465	—	—	13,323	—	—	17,954	—
Magneti Marelli(2)	—	—	—	—	—	—	352	10,444	—
Other Stellantis Group companies	11,799	6,238	2,103	9,102	6,057	2,207	8,637	8,028	1,965
Total Stellantis Group companies	130,882	27,131	2,103	109,491	22,361	2,207	152,080	42,701	1,965
Exor Group companies (excluding the Stellantis Group)	281	1,014	1	150	1,665	2	281	368	4
Other related parties	795	15,143	2	549	12,977	10	610	13,906	31
Total transactions with related parties	131,958	43,288	2,106	110,190	37,003	2,219	152,971	56,975	2,000
Total for the Group	4,270,894	2,434,198	33,257	3,459,790	2,040,925	49,092	3,766,615	2,153,480	42,082
______________________________
(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
(2)    Stellantis completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2021				2020
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	23,267	3,994	—	6,454	37,662	4,555	—	16,955
FCA US LLC	—	3,275	—	—	—	1,893	—	—
Other Stellantis Group companies	470	3,075	121	1,074	244	2,512	104	94
Total Stellantis Group companies	23,737	10,344	121	7,528	37,906	8,960	104	17,049
Exor Group companies (excluding the Stellantis Group)	382	1	8	5	183	396	108	139
Other related parties	144	3,276	998	1,065	643	3,558	1,496	1,759
Total transactions with related parties	24,263	13,621	1,127	8,598	38,732	12,914	1,708	18,947
Total for the Group	185,000	797,832	122,224	726,775	184,260	713,807	76,471	687,462
There were no other financial assets or financial liabilities originating from related party transactions at December 31, 2021 and 2020.
    Emoluments to Directors and Key Management
The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Directors of Ferrari N.V.	6,668	8,151	10,260
The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2021 was €6,668 thousand (€8,151 thousand in 2020 and €10,260 thousand in 2019), inclusive of the following:
•€5,445 thousand for salary and other short-term benefits (€624 thousand in 2020 and €1,786 thousand in 2019); and
•€1,223 thousand for share-based compensation awarded under the Company’s equity incentive plans, (€7,527 thousand in 2020 and €15,963 thousand in 2019, including an acceleration of the costs relating to the equity incentive plan of the former Chairman and Chief Executive Officer (Mr. Sergio Marchionne)). See Note 21 “Share-based compensation” for additional information related to the Company’s equity incentive plans. There was no equity-settled compensation for Non-Executive Directors for the years ended December 31, 2021, 2020 and 2019.
The aggregate compensation for members of the FLT (excluding the CEO) in 2021 was €18,728 thousand (€14,199 thousand in 2020 and €19,839 thousand in 2019), inclusive of the following:
•€14,088 thousand for salary and short-term incentives (€8,707 thousand in 2020 and €14,671 thousand in 2019);
•€4,241 thousand for share-based compensation awarded under the Company’s equity incentive plans (€5,270 thousand in 2020 and €5,168 thousand in 2019); and
•€399 thousand for pension contributions (€222 thousand in 2020).
In response to the healthcare crisis caused by the COVID-19 pandemic, the Board of Directors pledged their full cash compensation from April 2020 to the end of 2020 to help fund Company initiatives to support the communities in which Ferrari operates, with the Ferrari Leadership Team donating 25 percent of their salaries for the same period.